EARNINGS PER SHARE (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Numerator (basic) - Net income for the year	$ 2,043	$ 2,059
Denominator - Number of shares (in millions):
Weighted average number of shares outstanding - basic (in shares)	512,000,000	515,000,000
Employee stock options and restricted share units (in shares)	1,000,000	1,000,000
Weighted average number of shares outstanding - diluted (in shares)	513,000,000	516,000,000
Earnings per share:
Basic (in dollars per share)	$ 3.99	$ 4.00
Diluted (in dollars per share)	$ 3.97	$ 3.99
Dilutive effect of securities on earnings per share	$ 6	$ 2
Antidilutive securities (in shares)	1,077,875	37,715